UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments.

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 92.3%
	AUSTRALIA – 10.1%
30,590	BHP Billiton Ltd.	$1,026,450
1,313,837	CFS Retail Property Trust - REIT	2,733,795
94,924	Newcrest Mining Ltd.	2,344,246
49,826	Origin Energy Ltd.	618,394
26,280	Woolworths Ltd.	789,032
		7,511,917

	BRAZIL – 8.0%
91,700	AES Tiete S.A.	1,297,726
106,088	Cia Energetica de Minas Gerais - ADR	2,016,733
111,413	Telefonica Brasil S.A. - ADR	2,601,493
		5,915,952

	CANADA – 19.6%
3,000	Agnico-Eagle Mines Ltd.	131,490
24,400	Alamos Gold, Inc.	382,478
32,620	ARC Resources Ltd.	814,158
10,100	Barrick Gold Corp.	332,088
60,630	Crescent Point Energy Corp.	2,409,844
168,800	Ensign Energy Services, Inc.	2,486,091
54,700	Goldcorp, Inc.	1,971,388
46,650	Peyto Exploration & Development Corp.	995,473
16,035	Potash Corp. of Saskatchewan, Inc.	708,105
278,030	Precision Drilling Corp.*	2,212,374
142,290	Yamana Gold, Inc.	2,107,315
		14,550,804

	CHILE – 1.4%
1,544,742	Aguas Andinas S.A. - A Shares	1,023,961

	CHINA – 1.0%
202,000	China Shenhua Energy Co., Ltd. - Class H	758,018

	HONG KONG – 4.9%
72,500	China Mobile Ltd.	850,307
132,500	CLP Holdings Ltd.	1,144,790
700	Esprit Holdings Ltd.	851
2,505,264	Skyworth Digital Holdings Ltd.	969,192
670,000	Texwinca Holdings Ltd.	632,442
		3,597,582

	JAPAN – 6.7%
50,700	Asahi Group Holdings Ltd.	1,143,467
140,500	ITOCHU Corp.	1,469,293
49,000	JGC Corp.	1,514,061
10,900	Nidec Corp.	863,629
		4,990,450

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	LUXEMBOURG – 0.2%
903	APERAM	$12,317
15,000	Pacific Drilling S.A.*	144,900
		157,217

	MALAYSIA – 0.5%
140,000	Malayan Banking Bhd	391,884

	NETHERLANDS – 3.4%
73,965	Royal Dutch Shell PLC - A Shares	2,521,803

	NEW ZEALAND – 1.1%
960,152	Kiwi Income Property Trust - REIT	839,783

	NORWAY – 17.1%
90,239	Atea ASA	756,040
21,050	Fred Olsen Energy ASA	797,990
90,238	Leroey Seafood Group ASA	1,542,005
3,153,800	Marine Harvest ASA*	2,108,620
614,178	Morpol ASA*	836,559
64,946	Nordic American Tankers Shipping Ltd.	759,868
324,000	Norwegian Energy Co. AS*	295,642
78,610	Statoil ASA	1,876,713
817,000	STX OSV Holdings Ltd.	1,034,053
97,800	Telenor ASA	1,658,246
20,910	Yara International ASA	991,114
		12,656,850

	SINGAPORE – 8.1%
421,000	Ascendas Real Estate Investment Trust	767,977
1,476,000	Golden Agri-Resources Ltd.	877,724
1,252,000	Olam International Ltd.	1,856,268
700,000	Sakari Resources Ltd.	736,901
253,000	StarHub Ltd.	780,714
169,000	Venture Corp. Ltd.	1,013,131
		6,032,715

	SWITZERLAND – 3.8%
31,075	Nestle S.A.	1,911,353
2,533	Syngenta A.G.	865,781
		2,777,134

	THAILAND – 6.4%
1,956,000	Delta Electronics Thai PCL	1,479,275
259,200	Electricity Generating PCL	901,888
24,000	PTT PCL	248,618
5,273,000	Thai Beverage PCL	1,355,963

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	THAILAND (Continued)
3,106,000	Thai Tap Water Supply PCL	$725,424
		4,711,168

	TOTAL COMMON STOCKS (Cost $67,160,985)	68,437,238

Number of Contracts		Value

	WARRANTS – 0.0%
1,700	Kingboard Chemical Holdings Ltd. Exercise Price: $40, Expiration Date: October 31, 2012*	2

	TOTAL WARRANTS (Cost $0)	2

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 7.6%
$5,612,474	UMB Money Market Fiduciary, 0.01%1	5,612,474

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,612,474)	5,612,474

	TOTAL INVESTMENTS – 99.9% (Cost $72,773,459)	74,049,714
	Other Assets in Excess of Liabilities – 0.1%	103,613

	TOTAL NET ASSETS – 100.0%	$74,153,327

ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

* Non-income producing security.
1 The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2012 (Unaudited)

Principal Amount6		Value

	FIXED INCOME SECURITIES – 92.8%
	AUSTRALIA – 14.8%
1,200,000	Australia Pacific Airports Melbourne Pty. Ltd. 7.000%, 8/25/2016	$1,337,719
500,000	Bank of Queensland Ltd. 5.500%, 10/22/2012	527,375
	CFS Retail Property Trust
1,500,000	5.075%, 8/21/2014	1,584,355
1,000,000	5.750%, 7/4/2016	1,085,706
2,500,000	Queensland Treasury Corp. 6.000%, 6/14/2021	3,054,657
	Telstra Corp. Ltd.
1,000,000	6.250%, 11/15/2013	1,078,523
2,150,000	6.250%, 4/15/2015	2,368,215
632,000	Treasury Corp. of Victoria 6.250%, 10/15/2012	667,752
		11,704,302

	CANADA – 5.9%
	Export Development Canada
3,430,000	9.000%, 8/1/2012	1,673,824
1,560,000	9.000%, 4/19/2013	779,239
350,000	Ontario Electricity Financial Corp. 8.900%, 8/18/2022	534,564
457,000	Province of Ontario Canada 1.537%, 10/5/20151	457,123
430,000	Shaw Communications, Inc. 6.100%, 11/16/20122	433,919
715,000	Sherritt International Corp. 7.750%, 10/15/20152	762,876
		4,641,545

	CHILE – 3.9%
600,000,000	Bonos del Banco Central de Chile en Pesos 6.000%, 3/1/2013	1,250,399
900,000,000	Sociedad Quimica y Minera de Chile S.A. 5.500%, 4/1/20142	1,842,133
		3,092,532

	CYPRUS – 0.8%
3,500,000	Songa Offshore S.E. 12.690%, 11/17/20161, 2	612,604

	DENMARK – 2.4%
11,000,000	Kommunekredit 3.375%, 2/10/2014	1,869,118

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Principal Amount6		Value

	FIXED INCOME SECURITIES
	(Continued)
	FINLAND – 7.3%
5,500,000	Amer Sports OYJ 4.866%, 4/13/20161	$808,131
	Fortum OYJ
11,000,000	3.088%, 9/14/20151	1,620,255
3,400,000	3.250%, 3/14/2017	509,501
5,400,000	Municipality Finance PLC 2.750%, 9/16/2013	908,474
1,210,000	Nordic Investment Bank 5.250%, 2/26/2014	1,016,166
6,000,000	Republic of Finland 2.154%, 1/27/20161	876,487
		5,739,014

	LUXEMBOURG – 1.0%
2,600,000	European Investment Bank 5.000%, 9/18/2013	782,603

	MALAYSIA – 3.3%
1,990,000	Malaysia Government Bond 3.434%, 8/15/2014	641,040
6,000,000	Rantau Abang Capital Bhd 4.910%, 8/14/2013	1,942,955
		2,583,995

	NEW ZEALAND – 8.1%
401,000	Fletcher Building Industries Ltd. 9.000%, 5/15/20143	340,434
650,000	Fletcher Building Ltd. 8.500%, 3/15/20153	556,652
1,000,000	Fonterra Cooperative Group Ltd. 4.210%, 11/29/20491, 2	649,586
3,685,000	New Zealand Local Government Funding Agency 6.000%, 12/15/2017	3,301,274
1,850,000	Watercare Services Ltd. 5.740%, 2/16/2015	1,566,101
		6,414,047

	NORWAY – 15.4%
5,000,000	Austevoll Seafood ASA 6.130%, 10/14/20131	841,044
7,000,000	City of Oslo Norway 4.650%, 11/10/2016	1,242,279
6,500,000	Drammen Kommune 5.020%, 2/7/2013	1,095,204

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Principal Amount6		Value

	FIXED INCOME SECURITIES
	(Continued)
	NORWAY (Continued)
1,705,000	Eksportfinans ASA 2.375%, 6/26/2013	$1,742,897
5,500,000	KLP Kommunekreditt AS 2.750%, 9/15/20151	914,721
	Kommunalbanken AS
5,000,000	3.800%, 9/28/2012	831,333
2,670,000	3.000%, 3/26/2013	445,890
2,150,000	4.750%, 4/12/2017	2,307,775
5,000,000	Morpol ASA 8.070%, 2/3/20141	815,008
5,760,000	Norway Government Bond 6.500%, 5/15/2013	994,028
1,000,000	Odfjell S.E. 7.070%, 12/4/20131	166,768
4,500,000	STX Europe AS 4.800%, 4/5/20131, 4	720,069
		12,117,016

	POLAND – 4.0%
5,810,000	Poland Government Bond 5.150%, 1/25/20181	1,727,079
1,300,000	Poland Government International Bond 3.000%, 9/23/2014	1,397,470
		3,124,549

	SINGAPORE – 4.7%
1,500,000	CapitaMall Trust 2.125%, 4/19/20143	1,225,289
1,550,000	Singapore Government Bond 3.750%, 9/1/2016	1,436,833
1,250,000	Singapore Press Holdings Ltd. 2.810%, 3/2/2015	1,036,011
		3,698,133

	SOUTH KOREA – 1.4%
1,070,000	Export-Import Bank of Korea 2.500%, 10/26/2012	1,101,235

	SRI LANKA – 1.0%
107,000,000	Sri Lanka Government Bonds 6.900%, 8/1/2012	811,123

	SWEDEN – 13.1%
	Kommuninvest I Sverige
15,400,000	1.750%, 10/8/2012	2,265,305
9,100,000	2.750%, 8/12/2015	1,376,891

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Principal Amount6		Value

	FIXED INCOME SECURITIES (Continued)
	SWEDEN (Continued)
7,600,000	4.000%, 8/12/2017	$1,214,022
8,800,000	Sweden Government Bond 5.500%, 10/8/2012	1,304,242
13,500,000	Swedish Match A.B. 4.000%, 12/22/2016	2,017,065
4,000,000	Tele2 A.B. 4.690%, 2/24/20171	658,576
10,000,000	TeliaSonera A.B. 3.536%, 7/20/20161	1,495,298
		10,331,399

	SWITZERLAND – 2.2%
1,600,000	Aryzta A.G. 5.000%, 10/29/20491, 2	1,704,394

	THAILAND – 3.5%
	Bank of Thailand
30,400,000	3.420%, 8/18/2013	969,932
30,000,000	2.947%, 2/15/20141	951,837
27,005,000	Thailand Government Bond 4.250%, 3/13/2013	864,490
		2,786,259

	TOTAL FIXED INCOME SECURITIES (Cost $74,595,577)	73,113,868

	SHORT-TERM INVESTMENTS – 4.1%
3,206,257	UMB Money Market Fiduciary, 0.010%5	3,206,257

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,206,257)	3,206,257

	TOTAL INVESTMENTS – 96.9% (Cost $77,801,834)	76,320,125
	Other Assets in Excess of Liabilities – 3.1%	2,447,082

	TOTAL NET ASSETS – 100.0%	$78,767,207

PLC – Public Limited Company

1 Variable, floating or step rate security.
2 Callable.
3 Convertible security.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
5 The rate quoted is the annualized seven-day yield of the Fund at the period end.
6 Local currency.

See accompanying Notes to Schedule of Investments.

EuroPac Hard Asset Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 92.4%
	AUSTRALIA – 4.1%
25,050	Newcrest Mining Ltd.	$618,636
23,450	Santos Ltd.	264,917
		883,553

	CANADA – 25.3%
4,900	Agnico-Eagle Mines Ltd.	214,767
15,400	Alamos Gold, Inc.	241,400
15,540	Barrick Gold Corp.	510,955
30,720	Canadian Oil Sands Ltd.	618,168
15,250	Crescent Point Energy Corp.	606,137
22,900	Endeavour Silver Corp.*	182,055
21,400	Ensign Energy Services, Inc.	315,180
33,300	Freehold Royalties Ltd.	644,848
4,800	Goldcorp, Inc.	172,992
11,490	Pan American Silver Corp.	171,661
20,200	Peyto Exploration & Development Corp.	431,051
5,300	Potash Corp. of Saskatchewan, Inc.	234,048
23,600	Precision Drilling Corp.*	187,793
17,800	Silver Wheaton Corp.	490,212
29,900	Silvercorp Metals, Inc.	159,367
14,910	Yamana Gold, Inc.	220,817
		5,401,451

	CHILE – 1.0%
3,550	Sociedad Quimica y Minera de Chile S.A. - ADR	212,752

	CHINA – 5.8%
350,000	China BlueChemical Ltd. - Class H	230,183
60,000	China Shenhua Energy Co., Ltd. - Class H	225,154
3,115	CNOOC Ltd. - ADR	623,935
102,000	Yanzhou Coal Mining Co., Ltd. - Class H	151,789
		1,231,061

	GERMANY – 1.2%
5,250	K+S A.G.	259,774

	INDONESIA – 1.1%
725,000	Bumi Resources Tbk P.T.	79,662
260,000	Harum Energy Tbk P.T.	155,203
		234,865

	NORWAY – 17.2%
14,500	Det Norske Oljeselskap ASA*	199,666
19,563	Fred Olsen Energy ASA	741,619
26,889	Leroey Seafood Group ASA	459,485
1,220,000	Marine Harvest ASA*	815,688
144,601	Norwegian Energy Co. AS*	131,945

EuroPac Hard Asset Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	NORWAY (Continued)
29,950	Statoil ASA	$715,018
13,100	Yara International ASA	620,927
		3,684,348

	SINGAPORE – 3.7%
759,000	Golden Agri-Resources Ltd.	451,350
317,000	Sakari Resources Ltd.	333,711
		785,061

	SWITZERLAND – 23.4%
415	Syngenta A.G.	141,847
2,107	ZKB Gold - Class A - ETF*	3,370,568
5,393	ZKB Silver - ETF*	1,492,243
		5,004,658

	THAILAND – 2.9%
60,000	PTT PCL	621,544

	UNITED STATES – 6.7%
12,500	Chesapeake Energy Corp.	235,250
700	Monsanto Co.	59,934
3,000	Mosaic Co.	174,330
15,925	Newmont Mining Corp.	708,185
8,000	Southwestern Energy Co.*	266,000
		1,443,699

	TOTAL COMMON STOCKS (Cost $22,285,450)	19,762,766

Principal Amount

	SHORT-TERM INVESTMENTS – 8.1%
$1,732,194	UMB Money Market Fiduciary, 0.01%1	1,732,194

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,732,194)	1,732,194

	TOTAL INVESTMENTS – 100.5% (Cost $24,017,644)	21,494,960
	Liabilities in Excess of Other Assets – (0.5)%	(111,445)

	TOTAL NET ASSETS – 100.0%	$21,383,515

ADR – American Depositary Receipt
ETF – Exchange Traded Fund
PCL – Public Company Limited

*  Non-income producing security.
1 The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

EP China Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.3%
	CONSUMER DISCRETIONARY – 15.6%
1,000,000	Giordano International Ltd.	$694,946
400,000	Golden Eagle Retail Group Ltd.	720,843
605,000	Great Wall Motor Co., Ltd. - Class H	1,352,350
900,000	Sa Sa International Holdings Ltd.	545,464
200,000	Sands China Ltd.	586,664
250,000	Shenzhou International Group Holdings Ltd.	440,094
155,000	Stella International Holdings Ltd.	386,010
600,000	Techtronic Industries Co.	807,064
100,000	Television Broadcasts Ltd.	714,710
		6,248,145

	CONSUMER STAPLES – 3.9%
450,000	Vinda International Holdings Ltd.	737,112
430,000	Wumart Stores, Inc. - Class H	836,417
		1,573,529

	ENERGY – 11.2%
1,380,000	CNOOC Ltd.	2,768,346
1,060,000	Kunlun Energy Co., Ltd.	1,705,251
		4,473,597

	FINANCIALS – 14.6%
425,000	AIA Group Ltd.	1,484,866
200,000	BOC Hong Kong Holdings Ltd.	611,714
320,000	China Life Insurance Co., Ltd. - Class H	878,427
600,000	China Vanke Co., Ltd. - Class B	767,705
260,427	Link REIT	1,139,274
76,894	Sun Hung Kai Properties Ltd.	955,151
		5,837,137

	HEALTH CARE – 10.3%
500,000	China Shineway Pharmaceutical Group Ltd.	706,920
1,430,000	Lee's Pharmaceutical Holdings Ltd.	696,329
948,000	Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	1,050,921
1	Sino Biopharmaceutical	—
334,800	Sinopharm Group Co., Ltd. - Class H	979,791
50,000	WuXi PharmaTech Cayman, Inc. - ADR*	676,000
		4,109,961

	INDUSTRIALS – 8.9%
80,000	Airtac International Group	400,413
40,000	China Yuchai International Ltd.	509,600
621,000	Haitian International Holdings Ltd.	597,288

EP China Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
24,800	Jardine Matheson Holdings Ltd.	$1,298,280
325,000	Zhuzhou CSR Times Electric Co., Ltd. - Class H	769,063
		3,574,644

	INFORMATION TECHNOLOGY – 16.7%
300,000	AAC Technologies Holdings, Inc.	870,625
14,932	Baidu, Inc. - ADR*	1,799,605
250,000	Delta Electronics, Inc.	846,045
400,000	Digital China Holdings Ltd.	620,604
900,000	Lenovo Group Ltd.	620,635
11,000	Netease.com - ADR*	580,910
500,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,353,395
		6,691,819

	MATERIALS – 0.5%
2,700,000	China Forestry Holdings Co., Ltd.1	208,906

	TELECOMMUNICATION SERVICES – 6.6%
226,000	China Mobile Ltd.	2,637,200

	UTILITIES – 11.0%
410,000	Cheung Kong Infrastructure Holdings Ltd.	2,483,982
1,550,000	Guangdong Investment Ltd.	1,115,344
1,100,000	Huaneng Power International, Inc. - Class H	794,428
		4,393,754

	TOTAL COMMON STOCKS (Cost $40,353,554)	39,748,692

	TOTAL INVESTMENTS – 99.3% (Cost $40,353,554)	39,748,692
	Other Assets in Excess of Liabilities – 0.7%	276,226

	TOTAL NET ASSETS – 100.0%	$40,024,918

ADR – American Depositary Receipt
REIT – Real Estate Investment Trusts

* Non-income producing security.
1 Fair value under procedures established by the Board of Trustees, represents 0.52% of Net Assets.

 See accompanying Notes to Schedule of Investments.

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.5%
	CAMBODIA – 3.8%
1,900,000	NagaCorp Ltd.	$1,013,814

	CHINA – 7.4%
250,000	AAC Technologies Holdings, Inc.	725,521
540,000	Haitian International Holdings Ltd.	519,381
150,000	Shenzhou International Group Holdings Ltd.	264,057
1,200,000	SPT Energy Group, Inc.	221,641
20,000	WuXi PharmaTech Cayman, Inc. - ADR*	270,400
		2,001,000

	HONG KONG – 5.7%
500,000	Giordano International Ltd.	347,473
500,000	SA S.A. International Holdings Ltd.	303,036
450,000	Techtronic Industries Co.	605,298
170,000	Vinda International Holdings Ltd.	278,464
		1,534,271

	INDIA – 1.8%
53,000	Emami Ltd.	472,697

	INDONESIA – 27.9%
3,000,000	Bumi Serpong Damai P.T.	361,929
1,200,000	Citra Marga Nusaphala Persada Tbk P.T.	255,216
24,000,000	Energi Mega Persada Tbk P.T.*	301,552
1,610,000	Holcim Indonesia Tbk P.T.	444,983
370,000	Indomobil Sukses Internasional Tbk P.T.	237,313
1,300,000	Jasa Marga P.T.	779,624
5,500,000	Lippo Karawaci Tbk P.T.	515,642
350,000	Mayora Indah Tbk P.T.	825,542
4,500,000	Media Nusantara Citra Tbk P.T.	1,124,519
1,974,500	Mitra Adiperkasa Tbk P.T.	1,495,260
5,000,000	Ramayana Lestari Sentosa Tbk P.T.	661,935
650,000	Tempo Scan Pacific Tbk P.T.	189,364
2,982,500	Wijaya Karya Persero Tbk P.T.	313,322
		7,506,201

	MALAYSIA – 10.3%
400,000	Dialog Group BHD	305,595
280,000	KPJ Healthcare BHD	528,936
1,000,000	Padini Holdings BHD	653,363
261,300	Pavilion Real Estate Investment Trust	111,049
2,000,000	Perisai Petroleum Teknologi BHD*	569,292
782,919	Sapurakencana Petroleum BHD	612,926
		2,781,161

	PHILIPPINES – 13.9%
900,000	Alliance Global Group, Inc.	250,644

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	PHILIPPINES (Continued)
5,000,000	Energy Development Corp.	$724,350
250,000	First Philippine Holdings Corp.	463,133
40,000	GT Capital Holdings, Inc.	521,667
4,000,000	Metro Pacific Investments Corp.	398,917
800,000	Puregold Price Club, Inc.	508,280
870,000	Robinsons Land Corp.	404,793
140,000	Security Bank Corp.	472,564
		3,744,348

	SINGAPORE – 7.5%
580,000	Mapletree Commercial Trust - REIT	497,829
500,000	Parkway Life Real Estate Investment Trust	785,760
450,000	Super Group Ltd.	723,204
		2,006,793

	TAIWAN – 4.6%
60,000	Airtac International Group	300,310
280,000	Elan Microelectronics Corp.	450,975
88,000	Simplo Technology Co., Ltd.	493,697
		1,244,982

	THAILAND – 16.6%
175,000	Bangkok Dusit Medical Services PCL	550,558
350,000	BEC World PCL	623,045
225,000	Dynasty Ceramic PCL	368,685
1,028,571	Home Product Center PCL	374,456
450,000	Kiatnakin Bank PCL	584,093
275,000	Robinson Department Store PCL	531,865
30,000	Siam Makro PCL	313,004
1,000,000	Sino Thai Engineering & Construction PCL	480,953
276,000	Thai Union Frozen Products PCL	643,346
		4,470,005

	TOTAL COMMON STOCKS (Cost $22,602,890)	26,775,272

	TOTAL INVESTMENTS – 99.5% (Cost $22,602,890)	26,775,272
	Other Assets in Excess of Liabilities – 0.5%	146,591

	TOTAL NET ASSETS – 100.0%	$26,921,863

ADR – American Depositary Receipt
PCL – Public Company Limited
REIT – Real Estate Investment Trusts

* Non-income producing security.

 See accompanying Notes to Schedule of Investments.

EuroPac Latin America Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.5%
	BRAZIL – 38.1%
13,000	AES Tiete S.A.	$183,974
22,990	Alpargatas S.A.	135,301
8,800	BR Properties S.A.	101,733
23,000	CCR S.A.	192,041
13,100	CETIP SA - Mercados Organizados	165,124
16,000	Cia de Bebidas das Americas - ADR	616,800
19,000	Cia Energetica de Minas Gerais - ADR	361,190
12,600	Estacio Participacoes S.A.	155,010
13,500	Fleury S.A.	142,629
14,000	Kroton Educacional S.A.*	211,790
4,000	M Dias Branco S.A.	112,239
50,000	Marcopolo S.A.	246,438
15,900	Odontoprev S.A.	76,738
12,000	Raia Drogasil S.A.	134,804
12,000	T4F Entretenimento S.A.	99,434
7,000	Telefonica Brasil S.A. - ADR	163,450
10,000	Totvs S.A.	183,974
23,000	Weg S.A.	210,448
		3,493,117
	CHILE – 6.3%
155,000	Aguas Andinas S.A. - A Shares	102,745
5,100	ENTEL Chile S.A.	100,287
18,500	SACI Falabella	180,114
65,000	Sonda S.A.	194,697
		577,843
	COLOMBIA – 9.3%
3,000	Bancolombia S.A. - ADR	185,520
7,500	Ecopetrol S.A. - ADR	429,225
10,500	Pacific Rubiales Energy Corp.	235,886
		850,631
	MEXICO – 42.9%
15,000	Alfa S.A.B. de C.V. - A Shares	239,722
84,000	Alpek S.A. de C.V.*	205,476
170,000	Alsea S.A.B. de C.V.*	234,320
21,000	America Movil S.A.B. de C.V. - ADR	560,490
40,000	Arca Continental S.A.B. de C.V.	251,307
75,000	Banregio Grupo Financiero S.A.B. de C.V.	256,946
120,000	Bolsa Mexicana de Valores S.A.B. de C.V.	228,296
11,000	Desarrolladora Homex S.A.B. de C.V. - ADR*	130,460
125,000	Fibra Uno Administracion S.A. de C.V.	258,394
2,600	Fomento Economico Mexicano S.A.B. de C.V. - ADR	222,092
80,000	Genomma Lab Internacional S.A.B. de C.V. - B Shares*	161,642

EuroPac Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MEXICO (Continued)
2,300	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	$204,953
53,000	Grupo Financiero Banorte S.A.B. de C.V. - O Shares	283,801
81,000	Grupo Herdez S.A.B. de C.V.	197,650
43,000	Grupo Televisa S.A.B.	195,656
143,000	Kimberly-Clark de Mexico S.A.B. de C.V. - A Shares	297,646
		3,928,851
	PERU – 1.9%
1,500	Credicorp Ltd.	173,910

	TOTAL COMMON STOCKS (Cost $8,798,873)	9,024,352

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 1.8%
$162,295	UMB Money Market Fiduciary, 0.01%1	162,295

	TOTAL SHORT-TERM INVESTMENTS (Cost $162,295)	162,295

	TOTAL INVESTMENTS – 100.3% (Cost $8,961,168)	9,186,647
	Liabilities in Excess of Other Assets – (0.3)%	(25,714)

	TOTAL NET ASSETS – 100.0%	$9,160,933

ADR – American Depositary Receipt
BR – Brazil

* Non-income producing security.
1 The rate quoted is the annualized seven-day yield of the Fund at the period end.

 See accompanying Notes to Schedule of Investments.

EuroPac Strategic US Equity Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 58.0%
	CONSUMER DISCRETIONARY – 6.3%
500	Hasbro, Inc.	$17,910
890	Mattel, Inc.	31,301
660	McDonald's Corp.	58,978
283	Wynn Resorts Ltd.	26,531
520	Yum! Brands, Inc.	33,717
		168,437
	CONSUMER STAPLES – 8.2%
820	Archer-Daniels-Midland Co.	21,394
715	Coca-Cola Co.	57,772
265	H.J. Heinz Co.	14,631
995	Kraft Foods, Inc. - Class A	39,511
360	Philip Morris International, Inc.	32,918
790	Procter & Gamble Co.	50,987
		217,213
	ENERGY – 8.0%
350	Chevron Corp.	38,353
260	Diamond Offshore Drilling, Inc.	17,009
340	Ensco PLC - Class A	18,472
175	EOG Resources, Inc.	17,152
605	Exxon Mobil Corp.	52,544
190	National Oilwell Varco, Inc.	13,737
156	Occidental Petroleum Corp.	13,577
350	Schlumberger Ltd.	24,941
495	Southwestern Energy Co.*	16,459
		212,244
	HEALTH CARE – 6.1%
225	Baxter International, Inc.	13,165
805	Johnson & Johnson	55,722
840	Medtronic, Inc.	33,113
420	Merck & Co., Inc.	18,552
1,225	Pfizer, Inc.	29,449
245	Stryker Corp.	12,747
		162,748
	INDUSTRIALS – 1.9%
150	Cummins, Inc.	14,385
155	Deere & Co.	11,907
250	Joy Global, Inc.	12,985
215	Raytheon Co.	11,928
		51,205

EuroPac Strategic US Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY – 15.4%
520	Accenture PLC - Class A	$31,356
2,165	Activision Blizzard, Inc.	26,045
120	Apple, Inc.*	73,291
815	Broadcom Corp. - Class A*	27,612
1,080	EMC Corp.*	28,307
76	Google, Inc. - Class A*	48,106
135	International Business Machines Corp.	26,457
1,610	Microsoft Corp.	47,447
825	NetApp, Inc.*	26,953
935	QUALCOMM, Inc.	55,801
1,250	Symantec Corp.*	19,687
		411,062
	MATERIALS – 8.2%
1,040	Allied Nevada Gold Corp.*	26,884
870	Barrick Gold Corp.	28,606
250	EI du Pont de Nemours & Co.	12,425
1,260	Goldcorp, Inc.	45,410
1,547	Newmont Mining Corp.	68,795
2,531	Yamana Gold, Inc.	37,484
		219,604
	TELECOMMUNICATION SERVICES – 3.9%
800	AT&T, Inc.	30,336
560	CenturyLink, Inc.	23,262
2,125	Telefonica Brasil S.A. - ADR	49,619
		103,217
	TOTAL COMMON STOCKS (Cost $1,556,057)	1,545,730

	EXCHANGE TRADED FUNDS – 22.5%
6,340	Technology Select Sector SPDR Fund	185,509
10,909	Utilities Select Sector SPDR Fund	413,669

	TOTAL EXCHANGE TRADED FUNDS (Cost $572,742)	599,178

Principal Amount

	SHORT-TERM INVESTMENTS – 23.2%
$617,580	UMB Money Market Fiduciary, 0.01%1	617,580

	TOTAL SHORT-TERM INVESTMENTS (Cost $617,580)	617,580

EuroPac Strategic US Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Value

TOTAL INVESTMENTS – 103.7% (Cost $2,746,379)	$2,762,488
Liabilities in Excess of Other Assets – (3.7)%	(98,149)

TOTAL NET ASSETS – 100.0%	$2,664,339

ADR – American Depositary Receipt
PLC – Public Limited Company

* Non-income producing security.
1 The rate quoted is the annualized seven-day yield of the Fund at the period end.

 See accompanying Notes to Schedule of Investments.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2012 (Unaudited)

Note 1 – Organization
EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac Hard Asset Fund (the “Hard Asset Fund”), EP China Fund (formerly known as EPH China Fund) (the “China Fund”), EP Asia Small Companies Fund (the “Asia Small Companies Fund”), EP Latin America Fund (the “Latin America Fund”), and EP Strategic U.S. Equity Fund (the “Strategic U.S. Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation.  The Hard Asset Fund commenced operations on June 30, 2011, and its primary investment objective is appreciation of capital and protection against inflation. The China Fund commenced operations on July 31, 2009, and its primary investment objective is long-term capital appreciation. The China Fund’s fiscal year end was changed to October 31st as of July 1, 2011. The Asia Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Latin America Fund commenced operations on November 1, 2011, and its primary investment objective is to provide long-term capital appreciation.  The Strategic U.S. Equity Fund commenced operations on March 1, 2012, and its primary investment objective is to provide long-term capital appreciation.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to foreign securities held by the Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when the Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2012 (Unaudited)

of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At July 31, 2012, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Funds, based on cost for federal income tax purposes were as follows:

	International	International	Hard Asset	China	Asia Small Companies
	Value Fund	Bond Fund	Fund	Fund	Fund

Cost of investments	$73,165,616	$77,801,834	$24,017,644	$40,370,412	$22,630,802

Gross unrealized appreciation	$8,478,504	$1,480,808	$630,262	$3,109,757	$4,907,800
Gross unrealized depreciation	(7,594,406)	(2,962,517)	(3,152,946)	(3,731,477)	(763,330)
Unrealized appreciation/(depreciation) on foreign currency	1,556	(9,531)	(46)	(48)	(1,256)
Net unrealized appreciation/(depreciation) on investments and foreign currency translations	$885,654	$(1,491,240)	$(2,522,730)	$(621,768)	$4,143,214

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2012 (Unaudited)

	Latin America	Strategic U.S.
	Fund	Equity Fund

Cost of investments	$8,961,168	$2,746,379

Gross unrealized appreciation	$557,579	$93,131
Gross unrealized depreciation	(332,100)	(77,022)
Unrealized appreciation/(de-preciation) on foreign currency	547	-
Net unrealized appreciation/(depreciation) on investments and foreign currency translations	$226,026	$16,109

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2012 (Unaudited)

entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. The following is a summary of the inputs used, as of July 31, 2012, in valuing the Funds’ assets carried at fair value:

International Value Fund
	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Consumer Discretionary	$4,630,543	$-	$-	$4,630,543
Consumer Staples	9,613,344	-	-	9,613,344
Energy	14,752,740	-	-	14,752,740
Financials	4,917,243	-	-	4,917,243
Industrials	7,200,778	-	-	7,200,778
Information Technology	3,015,540	-	-	3,015,540
Materials	12,018,519	-	-	12,018,519
Telecommunication Services	3,726,960	-	-	3,726,960
Utilities	8,561,571	-	-	8,561,571
Short-Term Investments	5,612,474	-	-	5,612,474
Warrants	2	-	-	2
Total Investments	$74,049,714	$-	$-	$74,049,714

International Bond Fund
	Level 1	Level 2	Level 3*	Total
Investments
Bonds
Basic Materials	$-	$1,842,133	$-	$1,842,133
Communications	-	7,070,542	-	7,070,542
Consumer, Cyclical	-	808,131	-	808,131
Consumer, Non-cyclical	1,704,394	4,322,703	-	6,027,097
Diversified	-	762,876	-	762,876
Financial	2,844,132	6,879,058	-	9,723,190
Government	11,682,836	27,766,960	-	39,449,796
Industrial	953,038	2,781,208	-	3,734,246
Utilities	-	3,695,857	-	3,695,857
Short-Term Investments	3,206,257	-	-	3,206,257
Total Investments	$20,390,657	$55,929,468	$-	$76,320,125

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2012 (Unaudited)

Hard Asset Fund
	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Consumer Staples	$1,726,523	$-	$-	$1,726,523
Energy	7,548,590	-	-	7,548,590
Materials	5,624,842	-	-	5,624,842
Exchange-Traded Fund	4,862,811	-	-	4,862,811
Short-Term Investments	1,732,194	-	-	1,732,194
Total Investments	$21,494,960	$-	$-	$21,494,960

China Fund
	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Consumer Discretionary	$-	$6,248,145	$-	$6,248,145
Consumer Staples	-	1,573,529	-	1,573,529
Energy	2,768,346	1,705,251	-	4,473,597
Financials	2,094,425	3,742,712	-	5,837,137
Health Care	1,726,921	2,383,040	-	4,109,961
Industrials	1,807,880	1,766,764	-	3,574,644
Information Technology	3,226,560	3,465,259	-	6,691,819
Materials	-	-	208,906	208,906
Telecommunication Services	2,637,200	-	-	2,637,200
Utilities	-	4,393,754	-	4,393,754
Total Investments	$14,261,332	$25,278,454	$208,906	$39,748,692

Asia Small Companies Fund
	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Consumer Discretionary	$-	$8,235,433	$-	$8,235,433
Consumer Staples	-	3,764,537	-	3,764,537
Energy	612,926	1,092,485	-	1,705,411
Financials	111,049	4,543,194	-	4,654,243
Health Care	270,400	1,268,858	-	1,539,258
Industrials	-	3,573,731	-	3,573,731
Information Technology	-	1,670,193	-	1,670,193
Materials	-	444,983	-	444,983
Utilities	-	1,187,483	-	1,187,483
Total Investments	$994,375	$25,780,897	$-	$26,775,272

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2012 (Unaudited)

Latin America Fund
	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Consumer Discretionary	$1,342,084	$-	$-	$1,342,084
Consumer Staples	1,832,537	-	-	1,832,537
Energy	665,110	-	-	665,110
Financials	1,653,725	-	-	1,653,725
Health Care	381,009	-	-	381,009
Industrials	1,093,602	-	-	1,093,602
Information Technology	378,672	-	-	378,672
Materials	205,476	-	-	205,476
Telecommunication Services	824,228	-	-	824,228
Utilities	647,909	-	-	647,909
Short-Term Investments	162,295	-	-	162,295
Total Investments	$9,186,647	$-	$-	$9,186,647

Strategic U.S. Equity Fund
	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Consumer Discretionary	$168,437	$-	$-	$168,437
Consumer Staples	217,213	-	-	217,213
Energy	212,244	-	-	212,244
Health Care	162,748	-	-	162,748
Industrials	51,205	-	-	51,205
Information Technology	411,062	-	-	411,062
Materials	219,604	-	-	219,604
Telecommunication Services	103,217	-	-	103,217
Exchange –Traded Fund	599,178	-	-	599,178
Short-Term Investments	617,580	-	-	617,580
Total Investments	$2,762,488	$-	$-	$2,762,488

*The Fund did not hold any Level 3 securities at period end.

The following is a reconciliation of transfers between Levels for the International Bond Fund from January 31, 2012 to July 31, 2012, represented by recognizing the July 31, 2012 market value of securities:

Transfers into Level 1	$1,773,537
Transfers out of Level 1	(746,946)
Net transfers in (out) of Level 1	$1,026,591

Transfers into Level 2	$746,946
Transfers out of Level 2	(1,773,537)
Net transfers in (out) of Level 2	$(1,026,591)

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2012 (Unaudited)

The following is a reconciliation of Level 3 assets for the China Fund, which significant unobservable inputs were used to determine fair value:

	Investments, at Value	Other Financial Instruments
Balance as of 10/31/11	$545,644	$-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	(336,738)	-
Net purchase (sales)	-	-
Transfers in and/or out of Level 3	-	-
Balance as of 7/31/12	$208,906	$-

Following is a description of the valuation techniques and significant inputs used in determining the value of the Fund’s securities classified as Level 3:

The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	9/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	9/28/12

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	9/28/12

* Print the name and title of each signing officer under his or her signature.